Reverse Recapitalization (Tables)	12 Months Ended
Jan. 31, 2022
Business Combinations [Abstract]
Summary Of Reconcile Elements Of The Business Combination
The following table reconciles the elements of the Merger to the consolidated statement of cash flows for the year ended January 31, 2022:

Recapitalization and Associated Transactions
Cash (Trust)	$173,015
Redemptions	(159,763)
Less: fees to underwriters and advisors	(9,038)

Net cash received from Merger recapitalization	4,214
Issuance of PIPE Shares	125,000
Less: PIPE fees to underwriters and advisors	(21,179)

Net cash received from PIPE Shares and Merger recapitalization	108,035
Less: debt settlement	(21,266)

Net proceeds from Merger recapitalization, PIPE Shares and debt settlement	$86,769

Summary Of Common Stock Issued Following The Consummation Of The Business Combination
The number of outstanding shares of common stock of the Company as of January 31, 2022 is summarized as follows:

Shares by Type	Number of Shares
IronNet Class A Common Stock outstanding previous to the Merger	67,502
Issuance of common stock (exercise of ISOs and warrant)	29

Number of Shares issued at the date of the business combination (Recapitalization)
LGL Class A Common Stock outstanding previous to the Merger	17,250
Less: Redemption of LGL Class A previous to the Merger	(15,929)

Total Class A Shares issued to former LGL shareholders	1,321
LGL Founders Shares	3,234
PIPE Shares	12,500

Number of Share issued at the Merger	17,055
Number of Shares issued (redeemed) following the consummation of the Merger
Earnout Shares	1,078
Private Warrants (Exercised)	3,188
Public Warrants (Exercised)	29
Exercise of ISOs	158
Payments on subscription notes receivable	(55)
Shares repurchase related to loan pay-off	(108)

Total Shares of Common Stock as of January 31, 2022	88,876